Document And Entity Information	Aug. 23, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--03-26
Document Period End Date	Aug. 23, 2022
Entity Registrant Name	GIGA TRONICS INC
Entity Central Index Key	0000719274
Entity Emerging Growth Company	false
Securities Act File Number	001-14605
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-2656341
Entity Address, Address Line One	5990 Gleason Drive
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(925)
Local Phone Number	328-4650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, No par value
Trading Symbol	GIGA
Security Exchange Name	NONE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NONE